UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22844

Oppenheimer Senior Floating Rate Plus Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 4/30/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 30, 2014 / Unaudited

	Principal Amount	Value
Corporate Loans—129.3%
Consumer Discretionary—41.5%
Auto Components—3.1%
Breed Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 5/10/18[1]	$250,000	$251,042
Cooper Standard, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 3/26/21[1]	95,000	94,941
FleetPride, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 11/19/19[1]	249,369	247,187
Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit Facilities 2nd Lien Term Loan, 4.75%, 4/30/19[1]	300,000	300,937
Metaldyne LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/18/18[1]	254,271	254,748
TI Group Auto Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 3/28/19[1]	248,120	249,593
Transtar Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 10/9/18[1]	245,960	244,730

		1,643,178

Automobiles—0.9%
Federal-Mogul Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.00%, 4/3/18[1]	225,000	224,121
Tranche C, 4.75%, 4/3/21[1]	250,000	248,438

		472,559

Distributors—1.2%
BJ’s Wholesale Club, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 9/26/19[1]	380,368	380,473
BJ’s Wholesale Club, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 3/26/20[1]	213,726	218,516

		598,989

Diversified Consumer Services—2.8%
4L Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 4/17/20[1]	180,000	179,550
Interactive Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 4/23/21[1]	310,000	310,242
IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 4/1/21[1]	395,238	378,935
IQOR US, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 4/1/22[1]	40,000	38,200
Koosharem LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 7.50%, 4/29/20[1]	90,000	90,450
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 6/15/18[1]	337,639	333,735
Nord Anglia Education Finance, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 9/19/21[1]	135,000	135,591

		1,466,703

Hotels, Restaurants & Leisure—8.2%
24 Hour Fitness Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 4/22/16[1]	4,987	5,015
Allflex Holdings III, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 7/17/20[1]	248,750	249,216

1        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
AMF Bowling Centers, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 8.75%, 6/29/18[1]	$99,367	$100,361
ARG IH Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 11/15/20[1]	139,650	140,261
Caesars Entertainment Operating Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 9.50%, 10/31/16[1]	15,000	14,875
Tranche B6, 5.402%, 1/28/18[1]	445,000	416,006
Caesars Entertainment Resort Properties LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 10/11/20[1]	498,750	500,378
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 4/9/21[1]	408,000	406,853
CCM Merger, Inc./MotorCity Casino, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 3/1/17[1]	238,372	238,471
CEC Entertainment, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 4.25%, 2/14/21[1]	125,000	124,167
Del Monte Foods Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 2/18/21[1]	170,000	169,915
Del Monte Pacific Ltd., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 8/18/21[1]	15,000	14,878
Equinox Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%-4.309%, 1/31/20[1]	498,120	498,120
Focus Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%-4.309%, 2/21/18[1]	234,510	234,998
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 11/21/19[1]	206,968	212,013
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 5.50%, 11/21/19[1]	88,701	90,863
Landry’s, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 4/24/18[1]	191,435	191,854
Oceania Cruises, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 7/2/20[1]	169,575	170,988
Town Sports International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 11/2/20[1]	264,338	257,068
US Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/31/19[1]	248,125	248,771

		4,285,071

Household Durables—3.1%
KIK Custom Products, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 10/29/19[1]	125,000	126,667
Leonardo Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 1/31/21[1]	255,000	255,319
Party City Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 7/27/19[1]	347,621	346,861
Renfro Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 1/30/19[1]	248,741	248,119
SRAM Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%-5.25%, 4/10/20[1]	318,170	315,385
Steinway Musical Instruments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 9/19/19[1]	283,575	284,993

2        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Household Durables (Continued)
Steinway Musical Instruments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.25%, 9/18/20[1]	$15,000	$15,412

		1,592,756

Internet & Catalog Retail—0.7%
CWGS Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%-6.75%, 2/20/20[1]	344,588	347,173

Leisure Products—2.1%
Boyd Gaming Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 8/14/20[1]	245,347	245,501
Intrawest Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 12/9/20[1]	499,375	506,241
Pinnacle Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.75%, 8/13/20[1]	124,256	124,101
Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/2/20[1]	240,305	240,380

		1,116,223

Media—16.6%
Affinion Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 10/9/16[1]	297,678	298,795
BATS Global Markets Holding, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 1/17/20[1]	25,000	24,375
Catalina Marketing, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 4/1/21[1]	160,000	159,900
Catalina Marketing, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.75%, 3/31/21[1]	395,000	392,038
CBS Outdoor Americas Capital LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.00%, 1/15/21[1]	60,000	59,796
Cenveo Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 2/13/17[1]	439,225	440,323
Clear Channel Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 6.90%, 1/30/19[1]	575,000	571,119
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.80%, 1/29/16[1]	105,137	104,363
Tranche E, 7.65%, 7/30/19[1]	94,863	95,146
Cumulus Media Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/18/20[1]	194,428	194,428
Delta 2 LUX Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/30/19[1]	248,120	249,826
Deluxe Entertainment Services, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 2/26/20[1]	325,000	326,693
Extreme Reach, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 1/24/20[1]	70,000	71,050
Extreme Reach, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.50%, 1/22/21[1]	35,000	35,416
Getty Images, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 10/18/19[1]	248,116	237,997
Gray Television, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 4.50%, 10/11/19[1]	324,299	325,414

3        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Media (Continued)
Harland Clarke Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 6.00%, 7/17/19[1]	$94,406	$95,095
IMG Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 3/19/21[1]	250,000	249,875
IMG Worldwide, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 3/21/22[1]	70,000	70,678
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.75%, 6/30/19[1]	341,543	341,899
Internet Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 3/18/19[1]	19,950	20,074
ION Media Networks, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 12/17/20[1]	430,548	433,098
Media General, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 4.25%, 7/30/20[1]	336,158	337,312
Mergermarket Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 1/7/21[1]	65,000	64,350
Mergermarket Ltd., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.50%, 1/7/22[1]	25,000	24,687
NEP/NCP Holdco, Inc., Sr. Sec. Credit Facilities Incremental Term Loan, Tranche B, 4.25%, 1/22/20[1]	248,744	248,588
Project Sunshine IV Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.00%, 2/28/19[1]	53,254	54,019
Salem Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/13/20[1]	444,088	443,672
Tech Finance & Co. SCA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 7/11/20[1]	400,000	401,250
Tribune Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 12/27/20[1]	159,600	159,241
TWCC Holding Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.00%, 6/26/20[1]	175,000	174,490
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C4, 4.00%, 3/1/20[1]	347,624	346,352
WaveDivision Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 10/12/19[1]	547,359	547,815
Wide Open West Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 4/1/19[1]	521,927	523,639
Yankee Cable Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/1/20[1]	246,544	247,430
YP LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%-8.00%, 6/4/18[1]	42,717	43,171
Ziggo BV, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 3.50%, 1/15/22[1]	92,447	90,964
Tranche B2, 3.50%, 1/15/22[1]	59,574	58,618
Tranche B3, 3.50%, 1/15/22[1]	97,979	96,407

		8,659,403

Multiline Retail—1.0%
Hudson Bay Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 11/4/20[1]	87,875	88,658

4        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Multiline Retail (Continued)
Neiman Marcus Group, Inc., Sr. Sec. Credit Facilities Term Loan, 4.25%, 10/25/20[1]	$457,346	$456,965

		545,623

Specialty Retail—1.2%
Harbor Freight Tools USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 7/26/19[1]	372,686	374,455
National Vision, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 3/5/21[1]	90,000	89,475
National Vision, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.75%, 2/24/20[1]	105,000	104,934
Toys R US Delaware, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.25%, 5/25/18[1]	48,942	40,234

		609,098

Textiles, Apparel & Luxury Goods—0.6%
Vogue International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 2/6/21[1]	330,000	331,650

Consumer Staples—4.2%
Food & Staples Retailing—1.3%
Albertsons LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.75%, 3/21/19[1]	293,563	295,030
Smart & Final, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 11/15/19[1]	407,376	407,440

		702,470

Food Products—2.0%
AdvancePierre Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 7/10/17[1]	248,116	248,658
Diamond Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 8/20/18[1]	49,875	49,896
Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%-5.75%, 11/1/18[1]	149,625	149,700
Hostess Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 4/9/20[1]	350,000	364,000
Kronos Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 2/12/20[1]	30,000	30,178
Performance Food Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.25%, 11/14/19[1]	149,623	151,026
Steak N Shake Operations, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 3/26/21[1]	55,000	54,794

		1,048,252

Household Products—0.9%
PFS Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 1/29/21[1]	300,000	301,312
PFS Holding Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 1/28/22[1]	140,000	140,350

		441,662

5        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Energy—7.3%
Energy Equipment & Services—6.4%
Ameriforge Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 12/19/19[1]	$149,250	$150,307
Drillships Financing Holding, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.00%, 3/31/21[1]	273,062	276,987
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.375%, 9/30/20[1]	128,262	132,623
Larchmount Resources LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.25%, 8/7/19[1]	248,125	254,018
McDermott Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 3/31/19[1]	250,000	252,188
Offshore Group Investment Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 10/25/17[1]	237,844	238,340
Pacific Drilling SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 6/3/18[1]	248,125	248,513
ProPetro Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.25%, 9/30/19[1]	451,585	456,101
Quicksilver Resources, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.00%, 6/21/19[1]	325,000	325,000
Sabine Oil & Gas LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 12/31/18[1]	275,000	278,781
Seadrill Operating LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 2/12/21[1]	219,450	217,376
Sheridan Investment Partners I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 10/1/19[1]	164,820	165,541
Sheridan Production Partners I-A LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 10/1/19[1]	21,840	21,983
Sheridan Production Partners I-M LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 10/1/19[1]	13,340	13,428
Templar Energy, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.00%, 11/25/20[1]	250,000	249,062
Western Refining, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 11/12/20[1]	59,850	60,099

		3,340,347

Oil, Gas & Consumable Fuels—0.9%
Samson Investment Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.00%, 9/25/18[1]	395,000	395,864
Sheridan Investment Partners II LLC, Sr. Sec. Credit Facilities 1st Lien REV Term Loan, 4.25%, 12/11/20[1]	80,090	80,566
Sheridan Investment Partners II-A LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 12/11/20[1]	11,141	11,207
Sheridan Production Partners II-M LLC, Sr. Sec. Credit Facilities 1st Lien REV Term Loan, Tranche B2, 4.25%, 12/11/20[1]	4,155	4,180

		491,817

Financials—4.4%
Capital Markets—1.1%
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.152%, 5/13/17[1]	450,000	450,598

6        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Capital Markets (Continued)
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.50%, 2/28/19[1]	$145,000	$145,958

		596,556

Consumer Finance—0.5%
Fly Leasing Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 8/9/19[1]	232,063	233,078

Diversified Financial Services—1.0%
Altisource Solutions Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 12/9/20[1]	199,499	199,498
RCS Capital, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 3/29/19[1]	220,000	222,819
Shield Finance Co. Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 1/29/21[1]	120,000	120,600

		542,917

Insurance—1.3%
Aqgen Liberty Management I, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 7/1/19[1]	249,373	248,750
National Financial Partners Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 7/1/20[1]	447,128	449,643

		698,393

Real Estate Management & Development—0.5%
Realogy Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 3/5/20[1]	248,125	247,815

Health Care—14.8%
Health Care Equipment & Supplies—8.6%
Accellent, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.50%, 3/11/22[1]	110,000	109,725
Accellent. Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 4.50%, 3/12/21[1]	200,000	199,156
Akorn, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/16/21[1]	125,000	125,390
Alvogen Pharma US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 5/23/18[1]	248,729	250,284
CareCore National LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 3/5/21[1]	225,000	226,125
Carestream Health, Inc., Sr. Sec. Credit Facilities Term Loan, 5.00%, 6/7/19[1]	233,397	234,321
DJO Finance LLC/DJO Finance Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 9/15/17[1]	248,116	248,232
Drumm Investors LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 5/4/18[1]	241,509	238,490
Envision Pharmaceutical Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 11/4/20[1]	223,875	226,673
HCR ManorCare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 4/6/18[1]	248,082	244,154
Healthport, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.25%, 10/5/20[1]	300,000	304,875

7        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
IASIS Healthcare LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.50%, 5/3/18[1]	$248,116	$248,519
LHP Hospital Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.00%, 7/3/18[1]	200,000	194,000
Medpace, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 3/31/21[1]	265,000	265,221
National Mentor, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 1/31/21[1]	285,000	285,891
Opal Acquisition, Inc., Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 11/27/20[1]	164,588	165,040
P2 Lower Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 10/22/20[1]	195,255	196,231
PRA Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 9/23/20[1]	134,325	134,633
Sheridan Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 6/29/18[1]	13,281	13,290
Sheridan Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 12/20/21[1]	325,000	330,687
US Renal Care, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 7/3/19[1]	288,650	289,011
US Renal Care, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B1, 8.50%, 7/3/20[1]	1,000	1,013

		4,530,961

Health Care Providers & Services—3.6%
CRC Health, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 3/26/21[1]	110,000	110,138
Dialysis Newco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 4/21/21[1]	60,000	60,075
Gentiva Health Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 10/18/19[1]	199,500	197,692
Ikaria, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 2/11/21[1]	110,000	110,607
Ikaria, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 8.75%, 2/14/22[1]	20,000	20,300
inVentiv Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 8/4/16[1]	250,000	250,937
Kindred Healthcare, Inc., Sr. Sec. Credit Facilities 1st lien Term Loan, Tranche B, 4.00%, 6/1/18[1]	248,747	247,970
Millennium Laboratories LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/14/21[1]	360,000	358,535
Steward Health Care System LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 4/10/20[1]	200,000	198,250
Surgery Center Holdings LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 4/11/20[1]	325,000	324,492

		1,878,996

Health Care Technology—0.7%
Vitera Healthcare Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 11/4/20[1]	352,118	351,237

8        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Life Sciences Tools & Services—0.2%
JLL/Delta Dutch Newco BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/11/21[1]	$95,000	$94,184

Pharmaceuticals—1.7%
Aegis Sciences Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.50%, 2/20/21[1]	250,000	251,875
Par Pharmaceutical, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.00%, 9/30/19[1]	334,605	333,803
Valeant Pharmaceuticals International, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 8/5/20[1]	299,250	299,811

		885,489

Industrials—29.1%
Aerospace & Defense—2.8%
AM General LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 10.25%, 3/22/18[1]	243,421	219,688
Doncasters Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 4/9/20[1]	547,115	547,570
Doncasters Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/9/20[1]	5,000	5,021
LM US Member LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%-5.75%, 10/25/19[1]	248,117	248,893
LMI Aerospace, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 12/28/18[1]	96,462	94,533
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 12/28/19[1]	337,675	338,730

		1,454,435

Commercial Services & Supplies—12.5%
Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 6/17/18[1]	250,000	251,875
AlixPartners LLP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.00%, 7/10/20[1]	121,875	121,853
Allied Security Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 2/12/21[1]	265,582	264,587
Allied Security Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 0.50%, 2/12/21[1]	94,239	93,886
Allied Security Holdings LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 8.00%, 8/12/21[1]	235,959	236,844
Allied Security Holdings LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, Delayed Draw, Tranche B, 3.50%, 8/12/21[1]	89,041	89,375
Ascend Learning LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%-7.50%, 7/26/19[1]	39,900	39,967
Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 7/8/20[1]	297,750	294,454
Asurion LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 3/3/21[1]	130,000	133,304
Audio Visual Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 1/22/21[1]	120,000	120,250
Brand Energy & Infrastructure Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 11/26/20[1]	219,526	220,288

9        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Services & Supplies (Continued)
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.00%, 3/16/18[1]	$10,000	$10,127
Ceridian Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.402%, 5/9/17[1]	242,161	242,615
CEVA Group plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 3/14/21[1]	29,803	29,642
CEVA Group plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 3/19/21[1]	36,847	36,648
CEVA Logistics U.S. Holdings, Inc., Sr. Sec. Credit Facilities Term Loan, 6.50%, 3/14/21[1]	43,350	43,115
EWT Holdings III Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 1/15/21[1]	104,738	105,229
EWT Holdings III Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 1/15/22[1]	25,000	25,297
First Data Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C1, 4.155%, 3/23/18[1]	250,000	250,052
First Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.155%, 9/24/18[1]	200,000	200,063
Tranche B, 4.152%, 3/24/21[1]	10,000	9,999
Garda World Security Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 11/6/20[1]	47,116	47,020
Garda World Security Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 4.00%, 11/6/20[1]	12,053	12,028
GCA Services Group, Inc., Sr. Credit Facilities 1st Lien Term Loan, 4.25%-5.50%, 11/1/19[1]	77,820	77,869
IG Investments Holdings LLC, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 10/31/19[1]	278,665	280,290
Information Resources, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 9/30/20[1]	94,525	94,761
Inmar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 1/27/21[1]	70,000	69,387
Inmar, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 8.00%, 1/27/22[1]	25,000	24,812
iPayment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 5/8/17[1]	455,000	451,489
Language Line LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 6/20/16[1]	245,409	245,102
New Breed Logistics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 10/1/19[1]	243,509	243,712
Orbitz Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 4/10/21[1]	261,089	262,394
Ozburn-Hessey Holding Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 5/23/19[1]	248,125	248,900
Pacific Industrial Services, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 4/2/19[1]	35,000	35,897
Protection One, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/21/19[1]	49,772	49,751
Sabre, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 2/19/19[1]	407,461	407,376
Ship Midco Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.75%, 11/29/19[1]	250,000	252,422

10        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Services & Supplies (Continued)
Tervita Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 5/15/18[1]	$453,033	$447,122
Travelport LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 6/26/19[1]	447,335	457,051

		6,526,853

Electrical Equipment—3.8%
Alcatel-Lucent USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.50%, 1/30/19[1]	608,058	609,134
Applied Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 1/25/21[1]	184,538	184,730
Applied Systems, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 7.50%, 1/24/22[1]	45,000	45,630
Attachmate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 11/22/17[1]	212,030	213,134
Attachmate Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.00%, 11/22/18[1]	50,000	50,125
EIG Investors Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 11/9/19[1]	84,575	85,174
Freescale Semiconductor, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 4.25%, 2/28/20[1]	497,186	497,621
Tranche B5, 5.00%, 1/15/21[1]	149,375	149,842
Internap Network Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 11/22/19[1]	69,825	70,261
Mitel Networks Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 1/31/20[1]	34,913	35,247
NXP BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 3.25%, 1/11/20[1]	29,176	28,994

		1,969,892

Industrial Conglomerates—3.5%
Air Distribution Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 11/9/18[1]	238,800	239,546
Apex Tool Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 1/31/20[1]	248,120	246,038
Crosby US Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 11/23/20[1]	109,725	109,474
DAE Aviation Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 5.00%, 11/2/18[1]	49,569	50,328
Tranche B2, 5.00%, 11/2/18[1]	49,431	50,188
DAE Aviation Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.75%, 7/30/19[1]	50,000	50,750
Dayco Products LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 12/12/19[1]	250,000	250,937
Excelitas Technologies Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 11/2/20[1]	218,900	220,450
Filtration Group Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 11/20/20[1]	54,863	55,394
Gardner Denver, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 7/30/20[1]	248,750	248,580

11        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Industrial Conglomerates (Continued)
Isola USA Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.25%, 11/29/18[1]	$49,688	$50,930
Sensus USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 5/9/17[1]	248,085	248,189

		1,820,804

Machinery—3.5%
Alliance Laundry Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%-5.25%, 12/10/18[1]	194,858	195,426
August LUX UK Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.00%, 4/27/18[1]	248,112	249,352
Boomerang Tube LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 11.00%, 10/11/17[1]	246,667	224,467
Capital Safety, Sr. Sec. Credit Facilities Term Loan, 4.00%, 3/13/21[1]	250,000	249,156
Milacron LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 3/28/20[1]	250,000	250,625
Pelican Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/8/20[1]	160,000	162,400
RBS Global, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 8/21/20[1]	248,750	248,310
Veyance Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 9/8/17[1]	248,120	248,661

		1,828,397

Marine—0.5%
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 8/17/17[1]	250,000	253,646

Road & Rail—0.7%
Wabash National Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 5/8/19[1]	229,085	229,658
YRC Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.00%, 2/13/19[1]	159,600	161,096

		390,754

Trading Companies & Distributors—1.8%
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A2, 7.00%, 3/19/17[1]	215,216	226,515
Ocwen Financial Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 2/15/18[1]	248,120	249,555
Orchard Acquisition Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 2/8/19[1]	100,000	102,250
Walter Investment Management Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 12/11/20[1]	367,878	365,694

		944,014

Information Technology—7.6%
Electronic Equipment, Instruments, & Components—0.9%
Aricent Technologies, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 4/14/21[1]	120,000	119,925
Aricent Technologies, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 4/14/22[1]	55,000	55,138

12        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Electronic Equipment, Instruments, & Components (Continued)
Kronos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 10/30/19[1]	$276,719	$277,929
Kronos, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 9.75%, 4/30/20[1]	9,991	10,353

		463,345

Internet Software & Services—1.5%
Active Network, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 11/13/20[1]	214,463	214,999
Avaya, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.762%, 10/26/17[1]	218,865	211,786
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 6.50%, 3/31/18[1]	99,884	99,655
Blue Coat Systems, Inc., Sr. Sec. Credit Facilities Term Loan, 4.00%, 5/31/19[1]	4,987	4,989
Hyland Software, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 4.75%, 2/18/21[1]	19,698	19,796
Mitchell International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 10/12/20[1]	124,938	125,000
Renaissance Learning, Inc., Sr. Sec. Credit Facilities 1st Lien REV Term Loan, 8.00%, 4/1/22[1]	45,000	44,981
Renaissance Learning, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 4/2/21[1]	80,000	80,000

		801,206

IT Services—0.3%
Telx Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/20/20[1]	60,000	60,000
Telx Group, Inc. (The), Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.50%, 3/20/21[1]	15,000	15,119
Vetafore, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 10/3/19[1]	99,358	99,440

		174,559

Office Electronics—1.1%
BMC Software Finance, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 9/10/20[1]	579,050	578,869

Software—2.6%
Aptean, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 2/21/20[1]	70,000	70,153
Aptean, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 2/19/21[1]	25,000	25,281
Blackboard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.75%, 10/4/18[1]	303,486	305,224
Deltek, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 10/10/18[1]	248,116	249,356
Deltek, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.00%, 10/10/19[1]	50,000	51,000
Openlink International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 10/30/17[1]	29,923	30,073

13        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Software (Continued)
Presidio, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 3/31/17[1]	$50,000	$50,313
RP Crown Parent LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 12/21/18[1]	373,436	373,203
RP Crown Parent LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.25%, 12/21/19[1]	25,000	25,312
Sybil Finance BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 3/18/20[1]	175,000	174,818

		1,354,733

Technology Hardware, Storage & Peripherals—1.2%
Dell International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/29/20[1]	597,374	595,964

Materials—12.8%
Chemicals—5.1%
American Pacific Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 2/26/19[1]	60,000	60,675
Arysta Lifescience SPC LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 5/29/20[1]	224,937	224,935
Axalta Coating Systems U.S. Holdings/Dutch Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 2/1/20[1]	248,747	248,419
Chromaflo Technologies Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 12/2/19[1]	29,925	29,962
Cyanco Intermediate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 5/1/20[1]	208,948	209,470
Ineos US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 5/4/18[1]	173,302	171,956
Minerals Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 4/14/21[1]	90,000	89,999
Nexeo Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.00%, 9/9/17[1]	34,913	34,912
Nusil Technology LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/7/17[1]	99,724	97,480
OCI Beaumont LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.00%, 8/20/19[1]	39,800	40,248
OXEO Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 1/15/20[1]	34,414	34,457
OXEO Sarl, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 7/15/20[1]	250,000	254,687
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 8/7/17[1]	248,116	248,209
Road Infrastructure Investment, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 3/19/21[1]	210,000	209,256
Royal Adhesives & Sealants LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 7/31/18[1]	245,917	248,274
Royal Adhesives & Sealants LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 1/31/19[1]	10,000	10,175
Tronox, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 3/19/20[1]	247,708	247,979

14        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Chemicals (Continued)
Univar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 6/30/17[1]	$200,000	$199,929

		2,661,022

Construction Materials—2.0%
Atkore, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 3/26/21[1]	55,000	54,954
Atkore, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.75%, 9/27/21[1]	25,000	25,109
Continental Building Products LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 8/28/20[1]	318,400	319,296
GYP Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 3/27/21[1]	255,000	252,450
HD Supply, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 6/28/18[1]	249,365	249,392
Quikrete Cos., Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 9/26/20[1]	124,375	124,468
Quikrete Cos., Inc. (The), Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.00%, 3/26/21[1]	25,000	25,656

		1,051,325

Containers & Packaging—2.3%
Ardagh Holdings USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/17/19[1]	108,609	108,880
Ardagh Holdings USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 4.00%, 12/17/19[1]	100,000	99,875
Berry Plastics Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 3.75%, 1/6/21[1]	105,000	104,532
Caraustar Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 5/1/19[1]	9,974	10,133
Consolidated Container Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 7/3/19[1]	248,111	248,835
Exopack LLC/Cello-Foil Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 5/8/19[1]	114,713	116,003
NewPage Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.50%, 2/5/21[1]	480,000	485,700

		1,173,958

Metals & Mining—3.1%
Arch Coal, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 5/16/18[1]	248,109	241,837
Fairmount Minerals Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.50%, 9/5/19[1]	248,750	250,056
FMG Resources August 2006 Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 6/28/19[1]	248,123	248,298
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 12/5/19[1]	125,000	126,042
Murray Energy Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 12/4/20[1]	500,000	555,938
Walter Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.25%, 4/2/18[1]	200,000	193,208

		1,615,379

15        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Paper & Forest Products—0.3%
Signode Industrial Group US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 4/8/21[1]	$100,000	$99,766
Tekni-Plex, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 8/10/19[1]	75,000	75,000

		174,766

Telecommunication Services—3.7%
Diversified Telecommunication Services—3.1%
Fairpoint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 2/14/19[1]	248,120	256,624
Global Tel Link Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 5/22/20[1]	230,576	229,423
IPC Systems, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 7.75%, 7/31/17[1]	250,000	250,937
Level 3 Financing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche BI, 4.00%, 1/15/20[1]	250,000	250,094
LTS Buyer LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 4/13/20[1]	52,844	53,064
LTS Buyer LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.00%, 4/12/21[1]	158,125	160,629
US TelePacific Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 2/23/17[1]	248,284	250,022
XO Communications, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 3/4/21[1]	100,000	100,000
Zayo Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 7/2/19[1]	99,494	99,411

		1,650,204

Wireless Telecommunication Services—0.6%
NTELOS, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 11/9/19[1]	294,253	294,621

Utilities—3.9%
Electric Utilities—3.4%
Alinta Energy Finance Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.375%, 8/13/19[1]	233,476	237,270
Alinta Energy Finance Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 0.50%, 8/13/18[1]	15,351	15,600
Atlantic Power LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 2/20/21[1]	60,000	60,525
EFS Cogen Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 12/17/20[1]	38,404	38,596
Intergen NV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 6/15/20[1]	248,125	250,400
Moxie Liberty LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 7.50%, 8/21/20[1]	100,000	102,750
Moxie Patriot LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.75%, 12/19/20[1]	245,000	251,584
Sandy Creek Energy Associates LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 11/9/20[1]	200,000	200,600

16        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Electric Utilities (Continued)
Texas Competitive Electric Holdings Co. LLC, Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.736%, 10/10/17[1,2]	$850,000	$644,141

		1,801,466

Independent Power and Renewable Electricity Producers—0.5%
Dynegy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.00%, 4/23/20[1]	248,125	248,036

Total Corporate Loans (Cost $67,464,852)		67,580,848

Corporate Bonds and Notes—3.7%
American Airlines Pass Through Trust, 6% Pass-Through Certificates, 6%, 1/15/17[3]	500,000	524,375
CHS/Community Health Systems, Inc., 5.125% Sr. Sec. Nts., 8/1/21[3]	300,000	307,500
Denali Borrower LLC/Denali Finance Corp., 5.625% Sr. Sec. Nts., 10/15/20[3]	200,000	206,000
Jurassic Holdings III, Inc., 6.875% Sec. Nts., 2/15/21[3]	30,000	31,125
Numericable Group SA, 6% Sr. Sec. Nts., 5/15/22[3]	320,000	328,000
SLM Corp., 6.125% Sr. Unsec. Nts., 3/25/24	500,000	498,000
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15[4]	40,000	30,300

Total Corporate Bonds and Notes (Cost $1,880,821)		1,925,300

	Shares
Investment Company—0.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.08%[5,6] (Cost $137,808)	137,808	137,808

Total Investments, at Value (Cost $69,483,481)	133.3%	69,643,956

Liabilities in Excess of Other Assets	(33 .3)	(17,389,772)

Net Assets	100.0%	$52,254,184

Footnotes to Statement of Investments

1.	Represents the current interest rate for a variable or increasing rate security.
2.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
3.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,397,000 or 2.67% of the Fund’s net assets as of April 30, 2014.
4.	Restricted security. The aggregate value of restricted securities as of April 30, 2014 was $30,300, which represents 0.06% of the Fund’s net assets. See accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Date	Cost	Value	Unrealized Appreciation
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15	2/28/14	$30,189	$30,300	$111

17        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

5.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares August 23, 2013 (commencement of operations)	Gross Additions	Gross Reductions	Shares April 30, 2014
Oppenheimer Institutional Money Market Fund, Cl. E	—	21,982,128	21,844,320	137,808

	Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E	$137,808	$269

6.	Rate shown is the 7-day yield as of April 30, 2014.

18        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Oppenheimer Senior Floating Rate Plus Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. The Fund commenced operations on August 23, 2013.

Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

Senior Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate Senior Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can invest without limit in uncollateralized floating rate Senior Loans. Senior Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The Senior Loans pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates. Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for some Senior Loans. As a result, some Senior Loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at an acceptable price when necessary. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

As of April 30, 2014, securities with an aggregate market value of $67,580,848, representing 129.33% of the Fund’s net assets were comprised of Senior Loans.

19        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Credit Risk. Senior loans are subject to credit risk. Credit risk relates to the ability of the borrower under a senior loan to make interest and principal payments as they become due. The Fund’s investments in senior loans are subject to the risk of the borrower missing an interest payment. Information concerning securities not accruing income as of April 30, 2014 is as follows:

Cost	$596,162
Market Value	$644,141
Market value as % of Net Assets	1.23%

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is

20        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and

21        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of April 30, 2014 based on valuation input level:

22        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Corporate Loans	$—	$67,580,848	$—	$67,580,848
Corporate Bonds and Notes	—	1,925,300	—	1,925,300
Investment Company	137,808	—	—	137,808

Total Assets	$137,808	$69,506,148	$—	$69,643,956

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Loan Commitments

Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $198,631 at April 30, 2014. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At April 30, 2014, these commitments have a market value of $198,861 and have been included as Corporate Loans in the Statement of Investments.

Restricted Securities

As of April 30, 2014, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$69,483,481

Gross unrealized appreciation	$417,221
Gross unrealized depreciation	(256,746)

Net unrealized appreciation	$160,475

23        OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Senior Floating Rate Plus Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	6/9/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	6/9/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	6/9/2014